Shareholders' equity - Share capital (Details)	Dec. 31, 2025 USD ($) $ / shares shares
Disclosure of classes of share capital [abstract]
Number of shares outstanding | shares	206,531,806
Par value | $ / shares	$ 0
Preferred shares | $	$ 0